Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents
Cash and Cash Equivalents

5. Cash and Cash Equivalents

	December 31,
	2018	2017
	(in US$’000)
Cash at bank and on hand	78,556	30,018
Bank deposits maturing in three months or less (note (a))	7,480	55,247
	86,036	85,265
Denominated in:
US$ (note (b))	58,291	66,381
RMB (note (b))	23,254	15,140
UK Pound Sterling (“£”) (note (b))	331	295
Hong Kong dollar (“HK$”)	4,160	3,449
	86,036	85,265

Notes:

(a)

The weighted average effective interest rate on bank deposits for the years ended December 31, 2018 and 2017 was 1.98% per annum and 1.06% per annum respectively (with maturity ranging from    7 to 90   days).

(b)

Certain cash and bank balances denominated in RMB, US$ and £  were deposited with banks in the PRC. The conversion of these balances into foreign currencies is subject to the rules and regulations of foreign exchange control promulgated by the PRC government.